CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE
	March 31, 2024	September 30, 2023
Senior Secured Convertible Promissory Notes (the “2022 Notes”)	$4,211,720	$4,230,000
Unamortized debt discount	-	(710,897)
Net Balance	$4,211,720	$3,519,103

	September 30, 2023	September 30, 2022
Senior Secured Convertible Promissory Notes (the “2022 Notes”, includes $96,000 of related party notes)	$4,230,000	$4,230,000
Unamortized debt discount	(710,897)	(2,567,508)
Net Balance	3,519,103	1,662,492
Current Balance	(3,519,103)	-
Non-Current Balance	-	1,662,492

Series Convertible Notes [Member]
Short-Term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE
	March 31, 2024	September 30, 2023
Series 2 Convertible Notes (converted in November 2023)	$-	$450,000

	2023	2022
Series 1 Convertible Notes (converted in July 2023)	$-	$550,000
Series 2 Convertible Notes (converted in November 2023)	450,000	450,000
Total	450,000	1,000,000
Current Balance	(450,000)	(550,000)
Non-Current Balance	$-	$450,000